U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

AMENDED
FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
Johnson Mutual Funds Trust
5556 Cheviot Road
Cincinnati, Ohio  45247

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Johnson Growth Fund
Johnson Opportunity Fund
Johnson Realty Fund
Johnson Fixed Income Fund
Johnson Municipal Income Fund

3.  Investment Company Act File Number:  811-7254
Securities Act File Number:  33-52970

4(a).  Last day of fiscal year for which this Form is filed:
12/31/97

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2):  NA

4(c). Check box if this is the last time the issuer will be filing this Form: NA

5.  Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the fiscal year pursuant to section 24(l):  $24,594,138

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:  $6,808,196

(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
October 11,1995 that
were not previously used to reduce registration fees payable to the Commission:  $3,546,041

(iv)  Total available redemption credits (add Items 5(ii) and
5(iii):  $10,354,237

(v)  Net sales--if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:  $14,239,901

(vi)  Redemption credits available for use in future years
$(_________)--if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i):  NA

(vii) Multiplier for determining registration fee
(See Instruction) C.9:  .000295

(viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter "0" if no fee is due:  $4,200.77

6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24c-2 as in effect before October 11, 1997, then report the amountsecurites
(number of shares or other units) deducted here ___0____
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____0____

7. Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Intruction D):  NA

8.  Total of the amount of the registration fee due plus
any interest due [line 5(viii) plus line 7]:  $4,200.77

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 2/24/98
	Method of Delivery:  Wire Transfer

This amendment is being filed for the purpose of withdrawing the opinion of counsel previously filed with this Form 24F-2
Notice on March 5, 1998. No opion was issued and the opinion was filed erroneously.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):  Dianna J. Rosenberger
CFO and Treasurer

Date:  March 31, 1998